Segment Disclosure	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Segment Disclosure	Segment Disclosure
The chief operating decision-maker organizes and manages the business under a single operating segment, consisting of acquiring and managing precious metal and other royalty, stream and other interests. All of the Company’s assets and revenues are attributable to this single operating segment.
Geographic revenues
Geographic revenues from the sale of metals received or acquired from in-kind royalties, streams and other interests are determined by the location of the mining operations giving rise to the royalty or stream interests.
For the years ended and December 31, 2021 and 2020, royalty, stream and other interests revenues were earned from the following jurisdictions and type of underlying agreement:

	Revenue for the year ended December 31, 2021
	Gold Streams	Silver Streams	Royalties	Gold Prepay Loan	Total
	$	$	$	$	$	%

North America	5,089	6,444	519	1,518	13,570	50%
South America	—	—	3,900	—	3,900	14%
Africa	9,682	—	—	—	9,682	36%
	14,771	6,444	4,419	1,518	27,152	100%

	Revenue for the year ended December 31, 2020
	Gold Streams	Silver Streams	Royalties	Gold Prepay Loan	Total
	$	$	$	$	$	%

North America	—	5,083	208	11,689	16,980	64%
South America	—	—	1,178	—	1,178	4%
Africa	7,454	—	—	—	7,454	28%
Australia	—	1,154	—	—	1,154	4%
	7,454	6,237	1,386	11,689	26,766	100%

Geographic net assets
The following table summarizes the royalty, stream and other interests, as at December 31, 2021 and December 31, 2020, based on the jurisdictions of the mining properties and type of underlying agreement:

	As at December 31, 2021
	Gold Streams	Silver Streams	Royalties	Total
	$	$		$	%

North America	22,112	8,660	54,864	85,636	27%
South America	—	—	128,872	128,872	41%
Africa	81,677	—	—	81,677	26%
Australia	—	18,598	—	18,598	6%
	103,789	27,258	183,736	314,783	100%

	As at December 31, 2020
	Gold Streams	Silver Streams	Royalties	Total
	$	$		$	%

North America	—	10,427	53,706	64,133	31%
South America	—	—	57,264	57,264	28%
Africa	67,928	—	—	67,928	33%
Australia	—	18,598	—	18,598	9%
	67,928	29,025	110,970	207,923	100%